UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/14 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2014 (Unaudited)
Shares		Value

Common Stocks — 70.9%
Consumer Discretionary — 8.2%
6,400	AutoZone, Inc. *	$3,437,440
48,000	BorgWarner, Inc.	2,950,560
36,000	Brinker International, Inc.	1,888,200
20,000	Buckle, Inc. (The) (1)	916,000
22,000	Domino’s Pizza, Inc.	1,693,340
6,000	Genuine Parts Co.	521,100
89,000	LKQ Corp. *	2,345,150
28,000	O’Reilly Automotive, Inc. *	4,154,920
16,000	Starbucks Corp.	1,174,080
65,000	TJX Companies, Inc. (The)	3,942,250
56,000	Wolverine World Wide, Inc. (1)	1,598,800
42,000	Yum! Brands, Inc.	3,166,380
		27,788,220
Consumer Staples — 7.0%
16,900	British American Tobacco PLC
	ADR (1)	1,883,167
9,000	Bunge Ltd.	715,590
50,000	Church & Dwight Co., Inc.	3,453,500
10,000	Costco Wholesale Corp.	1,116,800
17,000	Energizer Holdings, Inc.	1,712,580
126,000	Flowers Foods, Inc.	2,702,700
38,000	General Mills, Inc.	1,969,160
56,000	Hormel Foods Corp.	2,759,120
30,000	PepsiCo, Inc.	2,505,000
24,000	Procter & Gamble Co. (The)	1,934,400
35,000	Reynolds American, Inc.	1,869,700
24,000	Whole Foods Market, Inc.	1,217,040
		23,838,757
Energy — 3.0%
10,000	Chevron Corp.	1,189,100
42,000	EQT Corp.	4,072,740
34,000	FMC Technologies, Inc. *	1,777,860
42,000	Noble Energy, Inc.	2,983,680
		10,023,380
Financials — 6.2%
11,200	Affiliated Managers Group, Inc. *	2,240,560
37,000	AFLAC, Inc.	2,332,480
36,000	American Tower Corp. REIT	2,947,320
12,000	Arch Capital Group Ltd. *	690,480
3,400	Bank of Montreal (1)	227,834
9,500	BlackRock, Inc.	2,987,560
7,000	Crown Castle International Corp.
	REIT	516,460
9,000	M&T Bank Corp. (1)	1,091,700
20,000	ProAssurance Corp.	890,600
28,800	Royal Bank of Canada	1,900,512
9,600	Stifel Financial Corp. *	477,696
16,000	T. Rowe Price Group, Inc.	1,317,600
22,568	Toronto-Dominion Bank (The)	1,059,567
46,000	Wells Fargo & Co.	2,288,040
		20,968,409

Shares		Value

Health Care — 10.9%
20,200	Alexion Pharmaceuticals, Inc. *	$3,073,026
17,400	Allergan, Inc.	2,159,340
15,000	C.R. Bard, Inc.	2,219,700
32,000	Catamaran Corp. *	1,432,320
57,200	Cerner Corp. *	3,217,500
50,000	DENTSPLY International, Inc.	2,302,000
42,000	Express Scripts Holding Co. *	3,153,780
31,800	Henry Schein, Inc. *	3,795,966
27,800	IDEXX Laboratories, Inc. *	3,374,920
15,000	McKesson Corp.	2,648,550
8,000	Mednax, Inc. *	495,840
13,200	Mettler-Toledo International, Inc. *	3,110,976
50,000	Novo Nordisk A/S ADR	2,282,500
32,000	Thermo Fisher Scientific, Inc.	3,847,680
		37,114,098
Industrials — 19.6%
13,000	Acuity Brands, Inc.	1,723,410
81,575	AMETEK, Inc.	4,200,297
60,000	Canadian National Railway Co.	3,373,200
34,000	CLARCOR, Inc.	1,949,900
13,000	Clean Harbors, Inc. *	712,270
43,200	Danaher Corp.	3,240,000
46,000	Donaldson Co., Inc.	1,950,400
8,000	EnerSys	554,320
12,400	Esterline Technologies Corp. *	1,321,096
18,000	FedEx Corp.	2,386,080
22,000	General Dynamics Corp.	2,396,240
42,000	IDEX Corp.	3,061,380
14,600	IHS, Inc. Class A *	1,773,900
28,500	ITT Corp.	1,218,660
12,600	J.B. Hunt Transport Services, Inc.	906,192
22,000	Kansas City Southern	2,245,320
23,200	Kirby Corp. *	2,349,000
22,000	Parker Hannifin Corp.	2,633,620
10,600	Precision Castparts Corp.	2,679,256
41,500	Republic Services, Inc.	1,417,640
24,000	Roper Industries, Inc.	3,204,240
34,000	Stericycle, Inc. *	3,863,080
8,000	Teledyne Technologies, Inc. *	778,640
34,000	Toro Co. (The)	2,148,460
13,000	Union Pacific Corp.	2,439,580
28,000	United Technologies Corp.	3,271,520
12,600	Valmont Industries, Inc. (1)	1,875,384
13,000	W.W. Grainger, Inc.	3,284,580
76,500	Waste Connections, Inc.	3,355,290
		66,312,955

1

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2014 (Unaudited)
Shares		Value
Information Technology — 6.3%
23,000	Accenture PLC Class A	$1,833,560
15,000	Alliance Data Systems Corp. *	4,086,750
30,600	Amphenol Corp. Class A	2,804,490
2,800	Anixter International, Inc.	284,256
19,000	ANSYS, Inc. *	1,463,380
4,000	Apple, Inc.	2,146,960
48,000	Cognizant Technology Solutions
	Corp. Class A *	2,429,280
7,000	Equinix, Inc. *	1,293,880
20,000	MasterCard, Inc. Class A	1,494,000
53,600	Salesforce.com, Inc. *	3,060,024
4,900	WEX, Inc. *	465,745
		21,362,325
Materials — 7.2%
12,000	Airgas, Inc.	1,278,120
26,000	AptarGroup, Inc.	1,718,600
14,000	Ball Corp.	767,340
27,000	Crown Holdings, Inc. *	1,207,980
33,400	Ecolab, Inc.	3,606,866
44,000	FMC Corp.	3,368,640
5,400	NewMarket Corp.	2,110,212
24,000	Praxair, Inc.	3,143,280
19,000	Scotts Miracle-Gro Co. (The) Class
	A	1,164,320
42,400	Sigma-Aldrich Corp.	3,959,312
31,000	Valspar Corp. (The)	2,235,720
		24,560,390
Telecommunication Services — 1.2%
44,000	SBA Communications Corp. Class
	A *	4,002,240
		4,002,240
Utilities — 1.3%
46,800	ITC Holdings Corp.	1,747,980
21,000	South Jersey Industries, Inc.	1,177,890
34,000	Wisconsin Energy Corp.	1,582,700
		4,508,570
	Total Common Stocks
	(Cost $98,367,396)	240,479,344

Principal Amount		Value

Asset-Backed Securities — 0.2%
$250,000	Ford Credit Auto Lease Trust, Series
	2013-B, Class A2B, 0.43%, 1/15/16 (2)	250,125
250,000	Honda Auto Receivables Owner Trust,
	Series 2013-4, Class A3, 0.69%,
	9/18/17	250,314
	Total Asset-Backed Securities
	(Cost $500,488)	500,439

Principal Amount		Value

Commercial Mortgage-Backed Securities — 1.4%
$300,000	Banc of America Commercial Mortgage
	Trust, Series 2006-2, Class A4, 5.73%,
	5/10/45 (2)	$324,683
250,000	Banc of America Commercial Mortgage
	Trust, Series 2006-1, Class A4, 5.37%,
	9/10/45 (2)	266,430
206,384	Bear Stearns Commercial Mortgage
	Securities Trust, Series 2007-T26,
	Class A4, 5.47%, 1/12/45 (2)	228,207
250,000	CD Mortgage Trust, Series 2006-CD2,
	Class A4, 5.30%, 1/15/46 (2)	266,326
250,000	Citigroup Commercial Mortgage Trust,
	Series 2006-C5, Class A4, 5.43%,
	10/15/49	272,688
250,000	COMM Mortgage Trust, Series 2007-C9,
	Class A4, 5.80%, 12/10/49 (2)	280,806
200,000	Commercial Mortgage Trust, Series 2007-
	GG9, Class A4, 5.44%, 3/10/39	219,108
250,000	FHLMC Multifamily Structured Pass-
	Through Certificates, Series K710,
	Class A2, 1.88%, 5/25/19	247,354
400,000	GNMA, Series 2013-12, Class B, 2.45%,
	11/16/52 (2)	372,798
135,000	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2006-LDP7,
	Class A4, 5.84%, 4/15/45 (2)	147,086
192,112	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2007-CB20,
	Class A1A, 5.75%, 2/12/51 (2)	214,570
200,000	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2007-LD12,
	Class A4, 5.88%, 2/15/51 (2)	223,002
250,000	LB-UBS Commercial Mortgage Trust,
	Series 2006-C1, Class A4, 5.16%,
	2/15/31	265,521
273,435	ML-CFC Commercial Mortgage Trust,
	Series 2006-4, Class A1A, 5.17%,
	12/12/49	297,092
250,000	ML-CFC Commercial Mortgage Trust,
	Series 2006-4, Class A3, 5.17%,
	12/12/49	269,157
250,000	ML-CFC Commercial Mortgage Trust,
	Series 2007-6, Class A4, 5.49%,
	3/12/51 (2)	275,277
250,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2012-C5, Class A4,
	3.18%, 8/15/45	246,140
200,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2012-C6, Class A4,
	2.86%, 11/15/45	191,799

2

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2014 (Unaudited)
Principal Amount		Value
$235,556	Wachovia Bank Commercial Mortgage
	Trust, Series 2006-C28, Class A4,
	5.57%, 10/15/48	$255,782
	Total Commercial Mortgage-
	Backed Securities
	(Cost $4,958,332)	4,863,826

Corporate Bonds & Notes — 8.9%
Basic Materials — 0.3%
250,000	Celanese U.S. Holdings LLC, Guaranteed
	Notes, 4.63%, 11/15/22	246,250
250,000	LYB International Finance B.V.,
	Guaranteed Notes, 4.00%, 7/15/23	254,961
300,000	Mosaic Co. (The), Senior Unsecured
	Notes, 5.45%, 11/15/33	324,344
150,000	Steel Dynamics, Inc., Guaranteed Notes,
	6.13%, 8/15/19	163,125
		988,680
Communications — 1.1%
250,000	America Movil S.A.B. de C.V., Senior
	Unsecured Notes, 3.13%, 7/16/22	238,531
250,000	Comcast Corp., Guaranteed Notes,
	4.25%, 1/15/33	245,036
250,000	DIRECTV Holdings LLC/DIRECTV
	Financing Co., Inc., Guaranteed Notes,
	3.80%, 3/15/22	247,385
350,000	MetroPCS Wireless, Inc., Guaranteed
	Notes, 6.63%, 11/15/20	373,625
200,000	Motorola Solutions, Inc., Senior
	Unsecured Notes, 6.00%, 11/15/17	228,609
250,000	Netflix, Inc., Senior Unsecured Notes,
	5.75%, 3/1/24 (3)	258,750
200,000	Rogers Communications, Inc., Senior
	Unsecured Notes, 5.00%, 3/15/44	201,356
250,000	Time Warner, Inc., Guaranteed Notes,
	3.15%, 7/15/15	258,201
500,000	Time Warner, Inc., Guaranteed Notes,
	4.70%, 1/15/21	546,840
250,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 1.25%, 11/3/14	251,168
300,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 2.50%, 9/15/16	310,641
500,000	Viacom, Inc., Senior Unsecured Notes,
	3.88%, 12/15/21	510,357
		3,670,499
Consumer, Cyclical — 0.8%
250,000	CVS Caremark Corp., Senior Unsecured
	Notes, 6.60%, 3/15/19	294,869
250,000	D.R. Horton, Inc., Guaranteed Notes,
	6.50%, 4/15/16	272,812
250,000	Delphi Corp., Guaranteed Notes, 6.13%,
	5/15/21	278,125

Principal Amount		Value
$300,000	Dollar General Corp., Guaranteed Notes,
	4.13%, 7/15/17	$320,857
250,000	Home Depot, Inc. (The), Senior
	Unsecured Notes, 2.70%, 4/1/23	237,950
100,000	Kia Motors Corp., Senior Unsecured
	Notes, 3.63%, 6/14/16 (3)	104,066
150,000	Lennar Corp., Series B, Guaranteed
	Notes, 5.60%, 5/31/15	156,375
270,000	Macy’s Retail Holdings, Inc., Guaranteed
	Notes, 4.38%, 9/1/23 (1)	279,499
150,000	Nissan Motor Acceptance Corp., Senior
	Unsecured Notes, 2.35%, 3/4/19 (3)	149,090
250,000	Royal Caribbean Cruises Ltd., Senior
	Unsecured Notes, 7.25%, 6/15/16	280,000
200,000	Starwood Hotels & Resorts Worldwide,
	Inc., Senior Unsecured Notes, 7.38%,
	11/15/15	218,998
250,000	Wynn Las Vegas LLC/Wynn Las Vegas
	Capital Corp., Senior Unsecured Notes,
	5.38%, 3/15/22 (1)	260,938
		2,853,579
Consumer, Non-cyclical — 1.4%
500,000	AbbVie, Inc., Senior Unsecured Notes,
	2.00%, 11/6/18	495,835
200,000	Amgen, Inc., Senior Unsecured Notes,
	2.50%, 11/15/16	206,676
250,000	Anheuser-Busch InBev Finance, Inc.,
	Guaranteed Notes, 4.63%, 2/1/44	256,499
250,000	Celgene Corp., Senior Unsecured Notes,
	2.30%, 8/15/18	250,188
250,000	Constellation Brands, Inc., Guaranteed
	Notes, 7.25%, 5/15/17	290,000
150,000	Edwards Lifesciences Corp., Senior
	Unsecured Notes, 2.88%, 10/15/18	151,038
300,000	HCA, Inc., Senior Secured Notes, 6.50%,
	2/15/20	336,000
260,000	Humana, Inc., Senior Unsecured Notes,
	3.15%, 12/1/22	247,352
500,000	JM Smucker Co. (The), Guaranteed
	Notes, 3.50%, 10/15/21	511,165
500,000	Kroger Co. (The), Senior Unsecured
	Notes, 3.40%, 4/15/22	494,642
1,000,000	Medco Health Solutions, Inc., Senior
	Unsecured Notes, 2.75%, 9/15/15	1,025,418
350,000	Mylan, Inc., Senior Unsecured Notes,
	1.35%, 11/29/16	350,636
100,000	Mylan, Inc., Senior Unsecured Notes,
	5.40%, 11/29/43	103,806
		4,719,255
Energy — 0.8%
250,000	DCP Midstream Operating L.P.,
	Guaranteed Notes, 2.50%, 12/1/17	254,132

3

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2014 (Unaudited)
Principal Amount		Value
$250,000	Devon Energy Corp., Senior Unsecured
	Notes, 1.20%, 12/15/16	$249,998
250,000	Enterprise Products Operating LLC,
	Guaranteed Notes, 5.70%, 2/15/42	277,514
500,000	Halliburton Co., Senior Unsecured Notes,
	6.15%, 9/15/19	591,556
250,000	Kinder Morgan Energy Partners L.P.,
	Senior Unsecured Notes, 2.65%, 2/1/19	249,641
100,000	Petrobras Global Finance B.V.,
	Guaranteed Notes, 3.11%, 3/17/20 (2)	99,900
100,000	Petrobras Global Finance B.V.,
	Guaranteed Notes, 6.25%, 3/17/24	103,026
245,000	Phillips 66, Guaranteed Notes, 2.95%,
	5/1/17	255,578
150,000	Rowan Companies, Inc., Guaranteed
	Notes, 7.88%, 8/1/19	182,192
250,000	Spectra Energy Partners L.P., Senior
	Unsecured Notes, 4.75%, 3/15/24	263,427
200,000	Tesoro Corp., Guaranteed Notes, 4.25%,
	10/1/17	210,000
		2,736,964
Financial — 3.6%
200,000	Aircastle, Ltd., Senior Unsecured Notes,
	4.63%, 12/15/18	204,750
200,000	Ally Financial, Inc., Guaranteed Notes,
	4.63%, 6/26/15	207,250
250,000	American Express Co., Senior Unsecured
	Notes, 0.83%, 5/22/18 (2)	250,657
250,000	American International Group, Inc.,
	Senior Unsecured Notes, 3.38%,
	8/15/20	255,223
300,000	Bank of America Corp. MTN, Series L,
	Senior Unsecured Notes, 5.65%, 5/1/18	339,130
150,000	Bank of New York Mellon Corp. (The),
	Senior Unsecured Notes, 5.45%,
	5/15/19	171,268
500,000	Berkshire Hathaway, Inc., Senior
	Unsecured Notes, 3.75%, 8/15/21	529,890
200,000	BlackRock, Inc., Series 2, Senior
	Unsecured Notes, 5.00%, 12/10/19	225,646
250,000	Branch Banking & Trust Co., Senior
	Unsecured Notes, 1.05%, 12/1/16	250,126
200,000	CIT Group, Inc., Senior Unsecured Notes,
	5.00%, 8/15/22	207,500
250,000	Citigroup, Inc., Senior Unsecured Notes,
	1.70%, 7/25/16	252,839
100,000	CNA Financial Corp., Senior Unsecured
	Notes, 3.95%, 5/15/24	100,463
250,000	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA, Guaranteed Notes,
	3.95%, 11/9/22	248,292
150,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.40%, 2/13/17	150,004

Principal Amount		Value
$200,000	First Horizon National Corp., Senior
	Unsecured Notes, 5.38%, 12/15/15	$212,781
580,000	Ford Motor Credit Co. LLC, Senior
	Unsecured Notes, 4.38%, 8/6/23 (1)	598,415
250,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 1.00%,
	8/11/15 (2)	252,198
500,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 3.35%,
	10/17/16	529,123
500,000	Goldman Sachs Group, Inc. (The), Senior
	Unsecured Notes, 5.75%, 1/24/22	566,959
200,000	Hartford Financial Services Group, Inc.
	(The), Senior Unsecured Notes, 4.00%,
	10/15/17	214,933
150,000	Hospitality Properties Trust, Senior
	Unsecured Notes, 4.65%, 3/15/24	149,235
200,000	HSBC Holdings PLC, Senior Unsecured
	Notes, 4.88%, 1/14/22	218,944
250,000	John Deere Capital Corp., Senior
	Unsecured Notes, 1.05%, 10/11/16	250,870
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 3.45%, 3/1/16	523,614
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 3.20%, 1/25/23	484,835
500,000	KeyCorp. MTN, Senior Unsecured Notes,
	5.10%, 3/24/21	558,100
100,000	Macquarie Bank Ltd., Senior Unsecured
	Notes, 5.00%, 2/22/17 (3)	109,110
500,000	Morgan Stanley GMTN, Senior
	Unsecured Notes, 5.50%, 7/28/21	564,935
250,000	Nomura Holdings, Inc. GMTN, Senior
	Unsecured Notes, 2.75%, 3/19/19	248,489
250,000	PNC Bank NA, Senior Unsecured Notes,
	1.30%, 10/3/16	251,847
1,000,000	Private Export Funding Corp., Series HH,
	1.45%, 8/15/19	961,642
250,000	ProLogis L.P., Guaranteed Notes, 2.75%,
	2/15/19	250,986
250,000	Santander Holdings USA, Inc., Senior
	Unsecured Notes, 3.00%, 9/24/15	257,455
1,000,000	Wachovia Corp., Senior Unsecured
	Notes, 0.50%, 6/15/17 (2)	994,086
150,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 7.38%, 10/1/19	182,324
150,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 6.95%, 10/1/27	179,697
250,000	XLIT, Ltd., Guaranteed Notes, 5.25%,
	12/15/43	264,968
		12,218,584
Industrial — 0.5%
250,000	Harsco Corp., Senior Unsecured Notes,
	2.70%, 10/15/15	252,125

4

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2014 (Unaudited)
Principal Amount		Value
$100,000	Lafarge S.A., Senior Unsecured Notes,
	6.20%, 7/9/15 (3)	$105,750
300,000	Masco Corp., Senior Unsecured Notes,
	6.13%, 10/3/16	329,250
250,000	Rock-Tenn Co., Guaranteed Notes,
	4.90%, 3/1/22	267,319
200,000	Textron, Inc., Senior Unsecured Notes,
	6.20%, 3/15/15	209,944
500,000	Union Pacific Corp., Senior Unsecured
	Notes, 2.95%, 1/15/23	477,721
		1,642,109
Technology — 0.1%
50,000	Altera Corp., Senior Unsecured Notes,
	1.75%, 5/15/17	50,335
150,000	Intel Corp., Senior Unsecured Notes,
	4.25%, 12/15/42	142,221
200,000	Oracle Corp., Senior Unsecured Notes,
	5.00%, 7/8/19	225,758
		418,314
Utilities — 0.3%
250,000	Alabama Power Co., Senior Unsecured
	Notes, 3.85%, 12/1/42	230,160
500,000	Commonwealth Edison Co., 4.00%,
	8/1/20	533,615
250,000	Dominion Resources, Inc., Senior
	Unsecured Notes, 2.25%, 9/1/15	254,969
		1,018,744
	Total Corporate Bonds & Notes
	(Cost $30,001,830)	30,266,728

Foreign Government Obligations — 0.2%
250,000	Mexico Government International Bond,
	Senior Unsecured Notes, 5.13%,
	1/15/20	278,125
250,000	Poland Government International Bond,
	Senior Unsecured Notes, 4.00%,
	1/22/24	251,312
	Total Foreign Government
	Obligations
	(Cost $523,120)	529,437

Long-Term Municipal Securities — 0.3%
250,000	City of New York, General Obligation
	Unlimited, Subser. D2, 2.30%, 8/1/19	247,222
400,000	City of New York, General Obligation
	Unlimited, Subser. D2, 2.60%, 8/1/20	397,872
250,000	Dallas Independent School District
	Qualified School Construction Notes,
	General Obligation Limited, 5.05%,
	8/15/33	260,425
	Total Long-Term Municipal
	Securities
	(Cost $894,777)	905,519

Principal Amount		Value

U.S. Government Agency Obligations — 8.1%
$500,000	FHLMC, 1.00%, 3/8/17	$501,226
1,300,000	FHLMC, 1.25%, 5/12/17	1,310,062
500,000	FHLMC, 1.00%, 7/28/17	497,752
1,500,000	FHLMC, 1.75%, 5/30/19	1,486,456
166,942	FHLMC, Series 3538, Class BA, 4.50%,
	10/15/27	171,531
183,269	FHLMC, Series 4151, Class PA, 2.00%,
	1/15/33	178,453
380,822	FHLMC Gold PC Pool #G05447, 4.50%,
	5/1/39	405,923
61,716	FHLMC Gold PC Pool #G08488, 3.50%,
	4/1/42	62,073
435,110	FHLMC Gold PC Pool #J13885, 3.50%,
	12/1/25	456,576
560,690	FHLMC Gold PC Pool #J17969, 3.00%,
	2/1/27	575,937
495,368	FHLMC Gold PC Pool #Q23725, 4.00%,
	12/1/43	514,143
89,751	FHLMC Gold Pool #C04038, 3.50%,
	6/1/42	90,270
35,532	FHLMC Gold Pool #G08479, 3.50%,
	3/1/42	35,738
15,949	FHLMC Gold Pool #G18155, 5.00%,
	10/1/21	17,245
55,013	FHLMC Gold Pool #G18160, 5.00%,
	11/1/21	59,490
135,127	FHLMC Gold Pool #G18420, 3.00%,
	1/1/27	138,802
51,734	FHLMC Gold Pool #J00975, 5.00%,
	1/1/21	55,200
13,788	FHLMC Gold Pool #J03589, 5.00%,
	10/1/21	14,626
219,071	FHLMC Pool #A96409, 3.50%, 1/1/41	220,338
2,818	FNMA, 4.00%, 8/1/14	2,978
500,000	FNMA, 0.38%, 12/21/15	500,291
24,356	FNMA, 4.00%, 4/1/24	25,782
293,852	FNMA, 4.00%, 3/1/25	311,145
180,846	FNMA, 4.00%, 6/1/26	191,652
569,183	FNMA, 3.50%, 7/1/26	597,196
243,280	FNMA, 4.00%, 7/1/26	257,790
42,814	FNMA, 4.50%, 7/1/40	45,696
9,264	FNMA, 4.50%, 8/1/40	9,890
10,289	FNMA, 4.50%, 9/1/40	10,981
100,140	FNMA, 4.50%, 10/1/40	106,944
482,236	FNMA, 4.50%, 2/1/41	514,605
178,744	FNMA, 4.50%, 3/1/41	190,733
451,397	FNMA, 4.50%, 4/1/41	481,643
15,799	FNMA, 4.50%, 4/1/41	16,849
178,580	FNMA, 4.50%, 4/1/41	190,613
175,393	FNMA, 4.50%, 4/1/41	187,201

5

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2014 (Unaudited)
Principal Amount		Value
$491,064	FNMA Pool #255667, 5.00%, 3/1/25	$534,888
6,228	FNMA Pool #745275, 5.00%, 2/1/36	6,790
368,940	FNMA Pool #890236, 4.50%, 8/1/40	393,734
726,422	FNMA Pool #995245, 5.00%, 1/1/39	790,732
461,481	FNMA Pool #AA7720, 4.00%, 8/1/39	479,555
270,673	FNMA Pool #AB1259, 5.00%, 7/1/40	295,457
106,839	FNMA Pool #AB3218, 3.50%, 7/1/31	109,926
464,008	FNMA Pool #AB4449, 4.00%, 2/1/42	482,645
617,030	FNMA Pool #AB5472, 3.50%, 6/1/42	621,204
394,733	FNMA Pool #AB6286, 2.50%, 9/1/27	395,752
678,987	FNMA Pool #AB8144, 5.00%, 4/1/37	739,400
968,476	FNMA Pool #AD6374, 5.00%, 5/1/40	1,059,095
9,907	FNMA Pool #AE0385, 4.00%, 9/1/40	10,298
8,562	FNMA Pool #AE5024, 4.00%, 12/1/40	8,900
144,676	FNMA Pool #AH6186, 4.00%, 2/1/41	150,424
595,770	FNMA Pool #AH8932, 4.50%, 4/1/41	636,113
50,649	FNMA Pool #AI5737, 4.50%, 6/1/41	54,050
377,714	FNMA Pool #AJ6932, 3.00%, 11/1/26	388,240
467,667	FNMA Pool #AO2961, 4.00%, 5/1/42	486,355
403,157	FNMA Pool #AO4137, 3.50%, 6/1/42	405,884
70,440	FNMA Pool #AO4299, 3.50%, 8/1/42	70,916
33,020	FNMA Pool #AO6770, 3.50%, 6/1/42	33,244
822,387	FNMA Pool #AP1340, 3.50%, 7/1/42	827,951
422,085	FNMA Pool #AQ0287, 3.00%, 10/1/42	407,919
496,724	FNMA Pool #AT0969, 3.00%, 4/1/43	480,054
1,335,892	FNMA Pool #AT8849, 4.00%, 6/1/43	1,389,075
198,741	FNMA Pool #AU6043, 3.00%, 9/1/43	192,071
346,944	FNMA Pool #AU7025, 3.00%, 11/1/43	335,301
343,865	FNMA Pool #AU8070, 3.50%, 9/1/43	346,191
297,479	FNMA Pool #AU8846, 3.00%, 11/1/43	287,495
386,838	GNMA, 4.25%, 2/20/37	393,811
420,459	GNMA, 3.00%, 4/16/39	432,829
645,580	GNMA II Pool #MA1090, 3.50%, 6/20/43	659,761
297,762	GNMA II Pool #MA1520, 3.00%,
	12/20/43	293,276
2,162,527	GNMA Pool #4016, 5.50%, 8/20/37	2,399,302
269,747	GNMA Pool #650494, 5.50%, 1/15/36	298,864
243,837	GNMA Pool #MA1375, 3.50%, 10/20/43	249,232
	Total U.S. Government Agency
	Obligations
	(Cost $27,319,084)	27,580,564

U.S. Treasury Obligations — 4.3%
1,400,000	U.S. Treasury Bonds, 6.13%, 11/15/27	1,885,187
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,174,062
800,000	U.S. Treasury Bonds, 4.38%, 5/15/40	923,875
250,000	U.S. Treasury Bonds, 3.63%, 8/15/43	253,047
900,000	U.S. Treasury Notes, 0.25%, 2/15/15	900,914
600,000	U.S. Treasury Notes, 0.38%, 6/15/15	601,547

Principal Amount		Value
$550,000	U.S. Treasury Notes, 0.38%, 6/30/15	$551,439
150,000	U.S. Treasury Notes, 1.75%, 5/31/16	153,984
400,000	U.S. Treasury Notes, 1.00%, 9/30/16	403,250
150,000	U.S. Treasury Notes, 1.00%, 10/31/16	151,113
500,000	U.S. Treasury Notes, 1.88%, 10/31/17	511,875
500,000	U.S. Treasury Notes, 2.63%, 4/30/18	524,414
300,000	U.S. Treasury Notes, 2.25%, 7/31/18	309,469
1,600,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,585,626
1,700,000	U.S. Treasury Notes, 1.75%, 10/31/18	1,711,155
500,000	U.S. Treasury Notes, 1.00%, 8/31/19	477,031
500,000	U.S. Treasury Notes, 2.63%, 8/15/20	514,180
1,000,000	U.S. Treasury Notes, 2.13%, 8/31/20	997,188
300,000	U.S. Treasury Notes, 2.00%, 11/30/20	295,500
400,000	U.S. Treasury Notes, 2.13%, 8/15/21	393,094
250,000	U.S. Treasury Notes, 2.00%, 2/15/22	241,719
	Total U.S. Treasury Obligations
	(Cost $13,952,342)	14,559,669

Short-Term Investments — 1.4%
Joint Repurchase Agreements (Investments of Cash
Collateral for Securities on Loan) — 1.4%
904,601	Joint Repurchase Agreement with
	Morgan Stanley, 0.06%, dated
	03/31/14, due 04/01/14, delivery
	value $904,602 (collateralized by
	$922,698 U.S. Treasury Notes
	0.250% - 1.500% due 07/15/15 -
	06/30/16, with a value of
	$919,892)	904,601
2,291,656	Joint Repurchase Agreement with
	Barclays, 0.06%, dated 03/31/14,
	due 04/01/14, delivery value
	$2,291,659 (collateralized by
	$2,337,494 U.S. Treasury
	Inflation Indexed Bonds 3.875%
	due 04/15/29 and U.S. Treasury
	Inflation Indexed Notes 0.375%
	- 0.625% due 07/15/23 -
	01/15/24, with a value of
	$2,312,211)	2,291,656
1,447,361	Joint Repurchase Agreement with
	Citigroup, 0.05%, dated
	03/31/14, due 04/01/14, delivery
	value $1,447,363 (collateralized
	by $1,476,312 U.S. Treasury
	Inflation Indexed Notes 0.125%
	- 0.375% due 04/15/17 -
	07/15/23 and U.S. Treasury
	Notes 0.625% - 2.000% due
	09/30/17 - 09/30/20, with a value
	of $1,476,013)	1,447,361
		4,643,618
	Total Short-Term Investments
	(Cost $4,643,618)	4,643,618

6

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2014 (Unaudited)
Principal Amount	Value
Total Investments — 95.7%
(Cost $181,160,987)	$324,329,144
Cash And Other Assets In Excess Of Liabilities —
4.3%	14,747,057
Net Assets (4) —100.0%	$339,076,201
Net Asset Value Per Outstanding Share
($339,076,201 ÷ 14,444,686 shares outstanding )	$23.47

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of March 31, 2014, the market value of the securities on loan was $4,996,112.

(2)	The rate shown on floating rate securities is the rate at the end of the reporting period.

(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(4)
For federal income tax purposes, the aggregate cost was $181,160,987, aggregate gross unrealized appreciation was $143,777,162, aggregate gross unrealized depreciation was $609,005 and the net unrealized appreciation was  $143,168,157.

ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

7

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of March 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$240,479,344	$-	$-	$240,479,344
Asset-Backed Securities	-	500,439	-	500,439
Commercial Mortgage-Backed Securities	-	4,863,826	-	4,863,826
Corporate Bonds & Notes	-	30,266,728	-	30,266,728
Foreign Government Obligations	-	529,437	-	529,437
Long-Term Municipal Securities	-	905,519	-	905,519
U.S. Government Agency Obligations	-	27,580,564	-	27,580,564
U.S. Treasury Obligations	-	14,559,669	-	14,559,669
Short-Term Investments	-	4,643,618	-	4,643,618

Total Investments in Securities	$240,479,344	$83,849,800	$-	$324,329,144

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Trust’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Trust had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Trust’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2014